Calculation of Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net (loss) income attributable to iSoftStone shareholders	$ 22,109		$ 18,845		$ (3,182)
Less: Net (loss) income allocated to other participating securities:
Net (loss) income attributable to iSoftStone shareholders allocated for computing net income per ordinary share-basic and diluted	22,109		18,845		(6,853)
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic	564,069,512	[1]	547,143,620	[1]	149,341,325	[1]
Weighted average ordinary shares outstanding used in computing net income per ordinary share-diluted	582,402,472	[2]	592,082,213	[2]	149,341,325	[2]
Net (loss) income per ordinary share-basic	$ 0.04		$ 0.03		$ (0.05)
Net (loss) income per ordinary share-diluted	$ 0.04		$ 0.03		$ (0.05)
Series A Preferred Stock
Less: Net (loss) income allocated to other participating securities:
Deemed dividend on series A convertible preference shares					(1,086)
Net income allocated to preference shares					(1,086)
Series B Preferred Stock
Less: Net (loss) income allocated to other participating securities:
Accretion on series B convertible redeemable preference shares					(2,585)
Net income allocated to preference shares					$ (2,585)

[1]	The calculation of weighted average number of shares used in computing basic net income per ordinary share included certain shares to be issued unconditionally. For year 2010, such shares included 500,000 ordinary shares to be issued unconditionally in connection with a 2006 acquisition, a weighted average number of 45,188 ordinary shares to be issued in connection with a 2010 acquisition and a weighted average number of 1,325,715 vested nonvested shares to be issued unconditionally (see Note 22). For year 2011, such shares included a weighted average number of 467,369 vested nonvested shares issued in 2011 and a weighted average number of 970,215 ordinary shares to be issued in connection with a 2010 acquisition (see Note 22). For year 2012, such shares included a weighted average number of 970,215 ordinary shares to be issued in connection with a 2010 acquisition (see Note 22).
[2]	The calculation of the weighted average number of ordinary shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive securities.